EARNINGS (LOSS) PER ORDINARY SHARE	6 Months Ended
Jun. 30, 2026
EARNINGS (LOSS) PER ORDINARY SHARE
EARNINGS (LOSS) PER ORDINARY SHARE

NOTE 10 - LOSS PER ORDINARY SHARE:

The Company had three categories of potentially dilutive ordinary shares: warrants issued to investors, options and RSUs issued to employees and service providers. Pre-funded warrants and vested RSUs were included in the weighted average number of ordinary shares used in the calculation of basic loss per ordinary share. The basic and diluted loss per ordinary share were the same for all periods presented, since the effect of the remaining potentially dilutive ordinary shares was anti-dilutive.